Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share - Schedule of provisional accounting statement for interim dividend (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholder Remuneration System And Earnings Per Share [Abstract]
Profit before taxes	€ 3,829	€ 15,250	€ 14,547	€ (2,076)
Tax on profit	(69)	(4,486)	(4,894)	(5,632)
Dividends paid in cash	0	(2,348)	(1,961)	(826)
Distributable maximum amount	3,760
Cash, cash balances at Central Banks and other deposits on demand	€ 130,519	€ 223,073	€ 210,689	€ 153,839	€ 101,067